Income Taxes (Details 3) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Uncertain tax position reserves	$ 700,000	$ 0
Interest and penalties related to uncertain tax positions	0	0
Foreign tax authority
Income Taxes
Foreign tax credit carryforwards	$ 2,600,000	$ 3,100,000